Notes to the Balance Sheet - Summary of Financial Liabilities from Future Payments to Royalty Pharma (Details)		6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 14, 2021 € / shares	Dec. 31, 2021 EUR (€) Rate shares	Dec. 31, 2021 EUR (€) Rate	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€) Rate	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 USD ($) Rate	Jul. 29, 2021 EUR (€) € / shares	Jul. 16, 2021 EUR (€) € / shares shares	Jul. 16, 2021 USD ($) shares	Jul. 15, 2021 EUR (€)	Jul. 15, 2021 USD ($)	Apr. 01, 2021 EUR (€) Rate
Financial Liabilities Royalty Pharma [Line Items]
Cash Inflows received from Royalty Pharma													€ 1,300,000,000	$ 1,425,000,000
Financial Liabilities from Future Payments to Royalty Pharma		€ 88,401,374	€ 88,401,374		€ 88,401,374		€ 0
Financial Liabilities from Future Payments to Royalty Pharma		1,167,774,786	1,167,774,786		1,167,774,786		0
Contingent Purchase Price													84,700,000		€ 42.3
Revenues					179,611,844		327,698,465	€ 71,755,303
Par value per share | € / shares											€ 1
Additional paid-in capital		€ 833,320,689	€ 833,320,689		€ 833,320,689		€ 748,978,506
Market interest rate | Rate		6.50%	6.50%		6.50%				6.50%
Funding Bond Agreement with Royalty Pharma [Member]
Financial Liabilities Royalty Pharma [Line Items]
Borrowings													127,000,000
Funding Bond Agreement with Royalty Pharma [Member] | Bottom of range [member]
Financial Liabilities Royalty Pharma [Line Items]
Borrowings | $														150,000,000
Funding Bond Agreement with Royalty Pharma [Member] | Top of range [member]
Financial Liabilities Royalty Pharma [Line Items]
Borrowings													296,400,000	350,000,000
Royalty Purchase Agreement [Member]
Financial Liabilities Royalty Pharma [Line Items]
Cash Inflows received from Royalty Pharma													€ 1,206,700,000	1,425,000,000
Financial Liabilities from Future Payments to Royalty Pharma		€ 58,400,000	€ 58,400,000		€ 58,400,000				$ 69,000,000
Contingent Purchase Price														$ 100,000,000	€ 50.0
Percentage of Royalties from Net Sales | Rate															100.00%
Percentage of Future Royalties | Rate		80.00%	80.00%		80.00%				80.00%
Revenues					€ 62,900,000
Equity interests of acquirer										€ 84,700,000		$ 100,000,000.0
Shares acquired Royalty Pharma | shares											3,289,004	3,289,004
Increase (decrease) in number of shares outstanding | shares		1,337,552
Par value per share | € / shares										€ 63.35
Weighted-average Price | € / shares	€ 6.85
Share premium											€ 9,200,000
Additional paid-in capital											€ 83,300,000
Transaction costs on Financial Liabilities					€ 800,000	$ 900,000
Implied interest rate | Rate		14.00%	14.00%		14.00%				14.00%
Liability from sale of royalties		€ 1,193,300,000	€ 1,193,300,000		€ 1,193,300,000
Increase (decrease) in equity		€ 1,300,000
GSK [Member]
Financial Liabilities Royalty Pharma [Line Items]
Percentage of Future Milestone Payments | Rate															100.00%
Roche
Financial Liabilities Royalty Pharma [Line Items]
Percentage of Future Royalties | Rate															60.00%
Royalty Pharma
Financial Liabilities Royalty Pharma [Line Items]
Percentage of future Net Sales | Rate															3.00%
Revenues			€ 25.4	$ 30.0